Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Nature of Operations and Summary of Significant Accounting Policies
Schedule of comprehensive income (loss)

Accumulated other comprehensive income (loss) represents the sum of these items, with the exception of net income, as of the consolidated balance sheet date and is represented in the table below.

	As of December 31,
	2019	2018
Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(12)	$(232)
Tax effect	3	49
Net unrealized losses on securities available-for-sale	(9)	(183)

Accumulated other comprehensive loss	$(9)	$(183)

Schedule of basic earnings per share

The following table sets forth the calculation of basic and diluted earnings per share.

	Year Ended
	December 31,
(In thousands, except per share data)	2019	2018
Basic and Diluted Earnings (Loss) Per Common Share
Net income (loss) available to common stockholders	$(513)	$135
Weighted average basic common shares outstanding	1,859	1,851
Weighted average diluted common shares outstanding	1,859	1,853
Earnings (loss) per common share – basic and diluted	$(0.28)	$0.07